Equity-settled share-based payments - Key Grant Date Fair Value and Other Assumptions (Details) - $ / shares	Apr. 20, 2023	Mar. 17, 2023	Apr. 20, 2022	Apr. 01, 2022	May 13, 2021	Apr. 01, 2021
Share-Based Payment Arrangements [Abstract]
Grant date, fair value (USD per share)	$ 8.12	$ 7.44	$ 12.60	$ 10.87	$ 9.54	$ 7.84